NON-CONTROLLING INTERESTS (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2015 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
Noncontrolling Interests
Non-controlling interests in net assets of subsidiaries	$ 1,427		Rp 21,113		Rp 19,364
Non-controlling interests	$ 769	Rp 10,411	9,738	Rp 7,760
Total non-controlling interest in subsidiaries
Noncontrolling Interests
Non-controlling interests in net assets of subsidiaries			21,113		19,364
Non-controlling interests		10,550	9,816	7,819
Telkomsel
Noncontrolling Interests
Non-controlling interests in net assets of subsidiaries			20,731		18,891
Non-controlling interests		10,632	9,863	7,820
GSD
Noncontrolling Interests
Non-controlling interests in net assets of subsidiaries			141		186
Non-controlling interests		(5)	(5)	7
Metra
Noncontrolling Interests
Non-controlling interests in net assets of subsidiaries			208		115
Non-controlling interests		(83)	(39)	(6)
TII
Noncontrolling Interests
Non-controlling interests in net assets of subsidiaries			33		Rp 172
Non-controlling interests		Rp 6	Rp (3)	Rp (2)